Note 12 - Long-term Debt and Financing - Finance costs (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Finance costs		$ 28,178	$ 22,762	$ 80,175	$ 59,198
Credit facility [member]
Statement Line Items [Line Items]
Finance costs	[1]	5,854	5,469	17,900	14,523
Filter Group financing [Member]
Statement Line Items [Line Items]
Finance costs	[2]	99	459	600	459
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Finance costs	[3]	8,655	4,318	26,275	4,318
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Finance costs	[4]	2,372	1,925	7,046	6,510
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Finance costs	[5]	3,462	3,399	10,354	10,168
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Finance costs	[6]	262	3,714	2,479	13,490
Collateral management and others [member]
Statement Line Items [Line Items]
Finance costs	[7]	$ 7,474	$ 3,478	$ 15,521	$ 9,730

[1]	As at April 18, 2018, the Company renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce, National Bank of Canada, HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extended Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. On December 2, 2019, the Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from 1.50:1 to 2.00:1 for the third quarter of fiscal 2020. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at December 31, 2019, the Canadian prime rate was 3.95% and the U.S. prime rate was 4.75%. As at December 31, 2019, $256.3 million has been drawn against the facility and total letters of credit outstanding as at December 31, 2019, amounted to $71.9 million (September 30, 2019 - $71.6 million). As at December 31, 2019, Just Energy has $41.7 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. On December 2, 2019, the Company amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.15:1 for the third quarter of fiscal 2020. As at December 31, 2019, the Company was compliant with all of these covenants. On September 12, 2018, the Company entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The loan bears interest at 8.75% per annum and will mature on September 12, 2023. On July 26, 2019, the Company drew an additional US$7 million from tranche 2 and an initial advance of US$7 million from tranche 3. At December 31, 2019, the Company has US$43 million available under the facility to draw, earmarked for investments and future acquisitions.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at December 31, 2019, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange ("TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at December 31, 2019.
[5]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at December 31, 2019.
[6]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year and have a maturity date of July 29, 2019. A conversion right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a conversion right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. On July 29, 2019, the Company redeemed US$13.2 million of the 6.5% convertible bonds. The remaining lenders of $9.2 million of the 6.5% convertible bonds elected to extend the maturity date of the bonds from July 29, 2019 to December 31, 2020, pursuant to an option offered by the Company announced on July 17, 2019.
[7]	Collateral management and other costs for the three months ended December 31, 2019 include primarily a supplier credit term charge of $1.7 million, accretion costs relating to the acquisition of Just Ventures of $0.8 million, collateral management costs of $0.5 million and interest expense of $0.4 million on right-of-use assets resulting from the implementation of IFRS 16. For the nine months ended December 31, 2019, collateral management and other costs is made up of a supplier credit term charge of $4.4 million, collateral management costs of $1.7 million, accretion costs relating to the acquisition of Just Ventures of $1.3 million and interest expense of $0.7 million on right-of-use assets resulting from the implementation of IFRS 16.